Investments - Schedule of classified as available-for-sale and recorded at fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Separate Account Investment [Line Items]
Amortization Cost	$ 25,799	$ 31,280
Unrealized Loss	(2)	(317)
Fair Market Value	25,797	31,143
Short-term marketable securities
Fair Value, Separate Account Investment [Line Items]
Amortization Cost	25,799	31,280
Unrealized Loss	(2)	(317)
Fair Market Value	$ 25,797	$ 31,143